Schedule of equity method investment and ownership percentage (Details)	Jan. 01, 2021 EUR (€)
Total	€ 37,056
Quota A [Member]
Total	€ 10,458
Equity method investment, ownership percentage	28.00%
Quota B [Member]
Total	€ 6,886
Equity method investment, ownership percentage	19.00%
Quota C [Member]
Total	€ 8,645
Equity method investment, ownership percentage	23.00%
Quota D [Member]
Total	€ 4,034
Equity method investment, ownership percentage	11.00%
Quota E [Member]
Total	€ 7,033
Equity method investment, ownership percentage	19.00%
Quota Total [Member]
Equity method investment, ownership percentage	100.00%